S000088373 [Member] Investment Risks - AB International Buffer ETF	Nov. 30, 2025
Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Buffered Loss Risk: There can be no guarantee that the Hedge Period Buffer will be successful in protecting the Fund from the impact of Underlying ETF price declines. Despite the intended Hedge Period Buffer, a shareholder may lose money by investing in the Fund. Declines in excess of the Hedge Period Buffer may result in the loss of an investor’s entire investment beyond the Hedge Period Buffer. If, during a Hedge Period, an investor purchases shares of the Fund after the date on which the Fund has entered into FLEX Options or sells shares of the Fund prior to the expiration of the FLEX Options, the Hedge Period Buffer that the Fund seeks to provide may not be available and the investor may not receive the full, or any, benefit of the Hedge Period Buffer. The Fund does not provide principal protection, and an investor may experience significant losses on an investment in the Fund.

A blended portfolio of expiring options and new options could impact the Fund’s ability to realize the full, or any, benefit of the Hedge Period Buffer and may subject the Fund’s return to an upside limit that is slightly lower or higher than the Hedge Period Cap for the applicable Hedge Period. Accordingly, an investor may bear losses against which the Hedge Period Buffer is anticipated to protect and may be subject to an upside limit that is lower than the Hedge Period Cap.

Buffer Cap Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Buffer/Cap Change Risk: A new Hedge Period Buffer and a new Hedge Period Cap are established each time the Options Portfolio is implemented, including after an Upside Ratchet event. The duration of a Hedge Period Cap or Hedge Period Buffer may vary.

Capped Upside Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Capped Upside Risk: If an investor purchases shares of the Fund after the first day of a Hedge Period and the value of the Underlying ETF shares is at or near to the Hedge Period Cap for that Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares unless the Fund engages in an Upside Ratchet of the Fund’s Options Portfolio. If an investor does not hold its shares of the Fund for an entire Hedge Period, the returns realized by that investor may not replicate those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Hedge Period in excess of the Hedge Period Cap, unless the Fund has engaged in an Upside Ratchet, the Fund will not participate in those gains beyond the Hedge Period Cap.

FLEX Options Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
FLEX Options Correlation Risk: Although the value of the FLEX Options structure held by the Fund generally correlates with the share price of the Underlying ETF, the FLEX Options are exercisable at the strike price only on their expiration date, and their daily valuation will not change at the same percentage as the share price of the Underlying ETF. Accordingly, the Fund’s net asset value, or NAV, or market price will not directly correlate on a day-to-day basis with the share price of the Underlying ETF.

FLEX Options Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
FLEX Options Liquidity Risk: The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading market for FLEX Options may lack depth and liquidity when compared to the trading market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX Options Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
FLEX Options Valuation Risk: FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of a FLEX Option prior to its expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of a FLEX Option, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, FLEX Options may become more difficult to value and the judgment of the Adviser, as the Fund’s valuation designee, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Hedge Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Hedge Period Risk: The Fund’s investment strategy is designed to deliver returns that reference an Underlying ETF and are based on options contracts that are designed to be in place for 90-day periods, although in some cases, the Fund will hold options contracts of longer duration. The Fund may not hold its Options Portfolio for the full duration of the options contracts, and the Adviser may change the Options Portfolio at any time, which would begin a new Hedge Period. Information about the Fund’s holdings is available and updated daily at: www.abfunds.com. Investors acquiring shares of the Fund at different time periods will have different investment results based on the price of shares of the Underlying ETF and how the Hedge Period Buffer and Hedge Period Cap are applied. Engaging in Upside Ratchets may potentially cause the Fund to have a higher portfolio turnover rate, and higher cost, than a fund that does not actively adjust its options portfolio prior to expiration. There is no guarantee that any Upside Ratchet will be successfully implemented, or that it will deliver the desired investment result.

The Fund’s Hedge Period Cap and Hedge Period Buffer are designed to work over a particular time frame, the Hedge Period. Investors that acquire Fund shares after the Hedge Period has commenced, or sell Fund shares before the Hedge Period ends or an Upside Ratchet is performed, may have a different investment result than investors who held Fund shares during the entire Hedge Period. The degree to which an investor may benefit from the Hedge Period Buffer or Hedge Period Cap will depend on the point in time when the investor purchases Fund shares and whether the Adviser effectuates an Upside Ratchet.
At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer. If the price of the Underlying ETF is near or has exceeded the strike price of the Fund’s Options Portfolio, there may be little remaining upside potential during a particular Hedge Period, until the Options Portfolio expires or the Adviser effectuates an Upside Ratchet. Investors purchasing Fund shares during this period would still remain subject to significant downside risk before the sought-after protection from the Hedge Period Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Hedge Period Buffer, investors would also remain subject to significant downside risk and would receive no benefit from the Hedge Period Buffer.
The Fund is continuously offered and a new Hedge Period begins after the end of the prior Hedge Period, with a new Hedge Period Cap and a new Hedge Period Buffer. An investor that holds Fund shares over multiple continuous Hedge Periods may have a different investment result than an investor holding Fund shares for one Hedge Period. The Fund’s return is measured, with respect to the Hedge Period Cap and Hedge Period Buffer, over a single Hedge Period. The Fund’s return over a period longer than a single Hedge Period could differ in amount and direction from the return of the Underlying ETF.

Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and other portfolio activity. A higher rate of portfolio turnover or portfolio activity increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover or portfolio activity may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders. The Fund’s higher portfolio turnover or portfolio activity could also result in other consequences such as deferral of losses, acceleration of gains or treatment of short-term capital gains as ordinary income, any of which could adversely impact Fund shareholders.

Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Underlying ETF Risk: The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The Underlying ETF generally will invest at least 80% of its assets in the component securities of the MSCI EAFE Index and in investments that have economic characteristics that are substantially identical to the component securities of the MSCI EAFE Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by its adviser or its affiliates, as well as in securities not included in the MSCI EAFE Index, but which its adviser believes will help the Underlying ETF track the MSCI EAFE Index. The investment objective of the Underlying ETF is to seek to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

The risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Equity Securities Risk: The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large-Capitalization Companies Risk: The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small- and/or mid-capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different parts of market cycles.

Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Cash Transactions Risk: The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units (as defined below) for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

ETF Share Price and Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
ETF Share Price and Net Asset Value Risk: The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (“Nasdaq” or an “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Authorized Participant Risk: Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem Fund shares, shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Trading Market Risk: There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Tax Risk: The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. The Fund also intends to treat the issuer of FLEX Options as a referenced asset for federal income tax purposes. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. If the income is not qualifying income, or if the issuer of the FLEX Options is not appropriately treated as the referenced asset, or if the Fund cannot distribute the correct percentage of all income annually, the Fund could lose its status as a RIC, which could cause the Fund’s income to be taxed at higher rates. If a shareholder purchases Fund shares after the hedge period has begun, or shortly before a distribution by the Fund, then the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Management Risk: The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Foreign Non U S Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign (Non-U.S.) Investments Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors. The Underlying ETF is specifically exposed to Asian and European economic risks.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of investments denominated in a non-U.S. currency. The value of investments held by the Underlying ETF (and therefore the value of the Underlying ETF), and therefore the value of the Fund’s FLEX Options, could change based on changes in currency exchange rates. The Fund’s NAV could therefore decline based on changes in the value of currencies or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Sector Risk: The Underlying ETF may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector and industrials sector, which results in the Fund having significant exposure to such sectors through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. To the extent the Underlying ETF does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Underlying ETF’s investments.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Concentration Risk. The Underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Underlying ETF’s investments more than the market as a whole, to the extent that the Underlying ETF’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets for securities in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. The Fund is exposed to market risk indirectly through its targeted exposure to the Underlying ETF.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security, such as the Underlying ETF, may have a more significant effect, either negative or positive, on the Fund’s NAV.